Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis Of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

[a] Statement of compliance

These financial statements have been prepared by management in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The policies set out below have been consistently applied to all periods presented, unless otherwise noted.

These financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 30, 2022.

[b] Basis of measurement

These financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. Historical costs are generally based upon the fair value of the consideration given in exchange for goods and services received.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, Share-based Payment ("IFRS 2") and measurements that have some similarities to fair value, but are not fair value, such as value in use in IAS 36, Impairment of Assets ("IAS 36").

[c] Basis of presentation

The accompanying financial statements include the accounts of FSD and its subsidiaries, FV Pharma Inc., FSD Biosciences Inc., Prismic Pharmaceuticals Inc. and Lucid Psycheceuticals Inc. The financial statements incorporate the assets and liabilities of the Company and its subsidiaries as at December 31, 2021 and 2020 and the results of these subsidiaries for the years ended December 31, 2021, 2020 and 2019.

Subsidiaries are those entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. All intra-entity assets and liabilities, revenues, expenses and cash flows relating to transactions between subsidiaries of the Company are eliminated in full on consolidation.

[d] Functional currency and presentation currency

The financial statements of each company within the consolidated group are measured using their functional currency, which is the currency of the primary economic environment in which an entity operates. The Company changed its functional currency from the Canadian dollar (C$) to the United States dollar (US$) as of October 1, 2020. The change in functional currency was the result of a review of the primary economic environment in which the entity operates and the currency that mainly influences the underlying transactions entered into by the Company. The Company's functional currency is the United States dollar and the functional currencies of its subsidiaries are as follows:

FSD Biosciences Inc. United States Dollar

Prismic Pharmaceuticals Inc. (Note 4) United States Dollar

FV Pharma Inc. Canadian Dollar

Lucid Psycheceuticals Inc. (Note 5) Canadian Dollar

The Company elected to change its presentation currency from the Canadian dollar to the United States dollar effective October 1, 2020. The change in presentation currency is a voluntary change which is accounted for retrospectively. The change in presentation currency was made to better reflect the Company's business activities. For comparative reporting purposes, historical financial information has been translated to United States dollar using the exchange rate as at October 1, 2020, which is the date of the change in the functional and presentation currency. The impact of the retrospective application to the December 31, 2019 and 2018 financial information was reflected in the Company's December 31, 2020 audited financial statements.

[e] Use of estimates and judgments

The preparation of these financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities as at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates.

Estimates are based on management's best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical judgments, apart from those involving estimations, that management has made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in the financial statements:

[i] Going concern

At each reporting period, management assesses the basis of preparation of the financial statements. These financial statements have been prepared on a going concern basis in accordance with IFRS. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

[ii] Contingencies

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period. The actual results may vary and may cause significant adjustments.

[iii] Intangible assets

The Company employs significant estimates to determine the estimated useful lives of intangible assets, considering the nature of the asset, contractual rights, expected use and review of asset useful lives. The Company reviews amortization methods and useful lives annually or when circumstances change and adjusts its amortization methods and assumptions prospectively.

The Company reviews intangible assets for impairment annually or when impairment indicators exist. If the recoverable amount of the respective intangible asset is less than its carrying amount, it is considered to be impaired. In the process of measuring the recoverable amount, management makes assumptions about future events and circumstances. The actual results may vary and may cause significant adjustments.

[iv] Assets held for sale

The determination as to whether a disposal group meets the requirements to be classified as held for sale, and the assets and liabilities to be included within that disposal group, requires management to exercise judgment when making these determinations. Management must also exercise judgment when determining at which date all of the criteria are satisfied to be classified as held for sale. Management must also use estimates when determining the fair value less costs to sell of the disposal group to assess if the carrying value of the disposal group is greater than its recoverable amount.

[v] Valuation of share-based payments and warrants

Management measures the costs for share-based payments and warrants, including certain warrant liabilities, using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected term, expected risk-free interest rate and the rate of forfeiture. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based payments, warrants and warrant liabilities.

[vi] Valuation of private company investments

The financial information of private companies may not always be available, or such information may be insufficient or unreliable for valuation purposes. In determining the fair value of shares held in private company investments, management is required to make certain estimates and assumptions regarding the fair value as of the reporting date. Assumptions are made and estimates are used in applying the valuation techniques to determine fair value. These include the most recently available financial statements of the investee, price for most recently completed financing, as well as closely comparable public companies and general market and economic conditions. Such investments are classified as Level 3 within the fair value hierarchy. The value at which the Company could ultimately realize upon disposition of these investments may differ from their carrying value and such differences could be material.

[vii] Asset acquisition

In the acquisition of Lucid on September 21, 2021, judgment was required to determine if the acquisition represented either a business combination or an asset purchase. Management concluded that Lucid did not represent a business as the assets acquired were not an integrated set of activities with inputs, processes and outputs. Since it was concluded that the acquisition represented the purchase of assets, there was no goodwill recognized on the transaction and acquisition costs were capitalized to the assets purchased rather than expensed. The fair values of the net assets acquired were determined using estimates and judgments. Refer to Note 5 for additional information on the Company's asset acquisition.

In the acquisition of Prismic on June 28, 2019, judgment was required to determine if the acquisition represented either a business combination or an asset purchase. Management concluded that Prismic did not represent a business as the assets acquired were not integrated set of activities with inputs, processes and outputs. Since it was concluded that the acquisition represented the purchase of assets, there was no goodwill recognized on the transaction and acquisition costs were capitalized to the assets purchased rather than expensed. The fair values of the net assets acquired were determined using estimates and judgments. Refer to Note 4 for additional information on the Company's asset acquisition.

[viii] Functional currency

The Company and its subsidiaries are required to determine their functional currencies based on the primary economic environment in which each entity operates. In order to do that, management has to analyze several factors, including which currency mainly influences the cost of undertaking the business activities, in which currency the entity has received financing, and in which currency it keeps its receipts from operating activities. Management uses its judgment to determine which factors are most important when the above indicators are mixed and the functional currency is not obvious.